Columbia Select Large Cap Value Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Large Cap Value Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.6%
Issuer	Shares	Value ($)
Communication Services 5.8%
Diversified Telecommunication Services 3.5%
Verizon Communications, Inc.	1,984,143	87,758,645
Interactive Media & Services 2.3%
Alphabet, Inc., Class A	267,072	56,862,299
Total Communication Services		144,620,944
Consumer Discretionary 3.3%
Specialty Retail 3.3%
Lowe’s Companies, Inc.	319,218	82,377,397
Total Consumer Discretionary		82,377,397
Consumer Staples 5.4%
Beverages 2.8%
Constellation Brands, Inc., Class A	438,803	71,059,758
Tobacco 2.6%
Philip Morris International, Inc.	383,260	64,054,244
Total Consumer Staples		135,114,002
Energy 9.7%
Energy Equipment & Services 2.7%
TechnipFMC PLC	1,815,273	66,729,435
Oil, Gas & Consumable Fuels 7.0%
Chevron Corp.	367,382	59,001,549
Marathon Petroleum Corp.	274,615	49,351,062
Williams Companies, Inc. (The)	1,144,774	66,259,519
Total		174,612,130
Total Energy		241,341,565
Financials 19.4%
Banks 11.6%
Bank of America Corp.	1,426,052	72,357,878
Citigroup, Inc.	811,975	78,412,426
JPMorgan Chase & Co.	224,580	67,692,904
Wells Fargo & Co.	866,433	71,203,464
Total		289,666,672
Capital Markets 2.9%
Morgan Stanley	478,678	72,031,465
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.9%
American International Group, Inc.	835,247	67,922,286
MetLife, Inc.	662,891	53,932,812
Total		121,855,098
Total Financials		483,553,235
Health Care 12.8%
Health Care Providers & Services 10.3%
Centene Corp.(a)	993,327	28,846,216
Cigna Group (The)	246,002	74,014,622
CVS Health Corp.	1,094,186	80,039,706
Tenet Healthcare Corp.(a)	400,636	73,849,234
Total		256,749,778
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	1,356,100	63,980,798
Total Health Care		320,730,576
Industrials 12.3%
Aerospace & Defense 6.0%
Boeing Co. (The)(a)	347,213	81,483,947
RTX Corp.	429,687	68,148,358
Total		149,632,305
Ground Transportation 1.7%
CSX Corp.	1,295,104	42,103,831
Machinery 1.8%
Caterpillar, Inc.	109,927	46,063,810
Passenger Airlines 2.8%
Southwest Airlines Co.	2,139,140	70,377,706
Total Industrials		308,177,652
Information Technology 12.3%
Electronic Equipment, Instruments & Components 2.8%
Corning, Inc.	1,050,500	70,415,015
IT Services 3.5%
EPAM Systems, Inc.(a)	498,816	87,971,190

Columbia Select Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Large Cap Value Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.1%
Applied Materials, Inc.	477,399	76,746,663
QUALCOMM, Inc.	313,054	50,317,170
Total		127,063,833
Software 0.9%
Teradata Corp.(a)	1,032,748	21,667,053
Total Information Technology		307,117,091
Materials 5.5%
Metals & Mining 5.5%
Barrick Mining Corp.	2,208,789	58,820,051
Freeport-McMoRan, Inc.	1,773,996	78,765,423
Total		137,585,474
Total Materials		137,585,474
Real Estate 2.7%
Specialized REITs 2.7%
American Tower Corp.	324,892	66,229,234
Total Real Estate		66,229,234
Utilities 7.4%
Electric Utilities 4.0%
FirstEnergy Corp.	540,845	23,591,659
PG&E Corp.	5,006,799	76,503,889
Total		100,095,548
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 3.4%
AES Corp. (The)	6,328,058	85,681,905
Total Utilities		185,777,453
Total Common Stocks (Cost $1,447,799,603)		2,412,624,623

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(b),(c)	56,819,545	56,802,499
Total Money Market Funds (Cost $56,800,991)		56,802,499
Total Investments in Securities (Cost: $1,504,600,594)		2,469,427,122
Other Assets & Liabilities, Net		27,816,648
Net Assets		2,497,243,770
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	61,208,635	145,038,426	(149,444,551)	(11)	56,802,499	794	528,788	56,819,545
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Select Large Cap Value Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT216_05_R01_(10/25)